DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION - Support Agreement (Details) - Vast Solar Pty Ltd	Oct. 19, 2023 shares	Feb. 14, 2023 D shares
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Threshold number of shares that can be issued to sponsor		3,900,000
Number of trading days | D		20
Consecutive trading days | D		30
Support Agreement, Reduction in Number of Shares to be Issued to Sponsor for Each Tranche	500,000
Support Agreement, Aggregate Reduction in Number of Shares to be Issued to Sponsor	1,500,000
Minimum
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Earnout period		70 days
Maximum
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Earnout period		5 years